Stock-Based Compensation - Summary of the Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share Based Compensation Expenses [Line Items]
Employee Benefits and Share-Based Compensation	$ 1,552	$ 2,761	$ 3,006	$ 4,871	$ 8,931	$ 7,060
Research Development Expense [Member]
Share Based Compensation Expenses [Line Items]
Employee Benefits and Share-Based Compensation	688	1,168	1,368	1,993	3,733	2,938
General Administrative Expense [Member]
Share Based Compensation Expenses [Line Items]
Employee Benefits and Share-Based Compensation	$ 864	$ 1,593	$ 1,638	$ 2,878	$ 5,198	$ 4,122